Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 18,109	$ 5,740		$ 32,458
Operating lease liabilities, current	16,956			127,635
Operating lease liabilities, noncurrent				3,442
Total operating lease liabilities	$ 16,956		$ 131,588	$ 131,077